Consolidated Condensed Statements of Shareholders’ and Members’ Equity (Deficit) (Unaudited) - USD ($)	Series A Preferred Stock	Members’ Equity	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total Shareholders’ Equity (Deficit) Attributable to 60P	Noncontrolling Interest on Shareholders	Total
Balance at Dec. 31, 2020		$ 799,700			$ (18,381,683)	$ 80,454	$ (17,501,529)	$ (569,290)	$ (18,070,819)
Balance (in Shares) at Dec. 31, 2020		14,675,500
Conversion of Debt into Member Units		$ 4,179,665					4,179,665		4,179,665
Conversion of Debt into Member Units (in Shares)		4,179,665
Net Foreign Translation Gain (Loss)						(4,619)	(4,619)	1,588	(3,031)
Net Income (Loss)					(4,251,745)		(4,251,745)	(8,554)	(4,260,299)
Balance at Dec. 31, 2021		$ 4,979,365			(22,633,428)	75,835	(17,578,228)	(576,256)	(18,154,484)
Balance (in Shares) at Dec. 31, 2021		18,855,165
Net Foreign Translation Gain (Loss)						96,556	96,556		96,556
Net Income (Loss)					(912,282)		(912,282)	4,835	(907,447)
Balance at Mar. 31, 2022		$ 4,979,365			(23,545,710)	172,391	(18,393,954)	(571,421)	(18,965,375)
Balance (in Shares) at Mar. 31, 2022		18,855,165
Balance at Dec. 31, 2021		$ 4,979,365			(22,633,428)	75,835	(17,578,228)	(576,256)	(18,154,484)
Balance (in Shares) at Dec. 31, 2021		18,855,165
Share-based compensation expense
Net Income (Loss)									(4,508,130)
Balance at Sep. 30, 2022			$ 239	5,164,461	(27,140,104)	55,529	(21,919,875)	(578,254)	(22,498,129)
Balance (in Shares) at Sep. 30, 2022			2,386,009
Balance at Dec. 31, 2021		$ 4,979,365			(22,633,428)	75,835	(17,578,228)	(576,256)	(18,154,484)
Balance (in Shares) at Dec. 31, 2021		18,855,165
Net Foreign Translation Loss through May 31, 2022						(28,654)	(28,654)	(611)	(29,265)
Net (Loss) Gain through May 31, 2022					(1,949,246)		(1,949,246)	1,370	(1,947,876)
Issuance of Shares June 30, 2022			$ 4	185,331			185,335		185,335
Issuance of Shares June 30, 2022 (in Shares)			37,067
Net Foreign Translation Gain after June 1, 2022						26,527	26,527	611	27,138
Net (Loss) Gain after June 1, 2022					(4,232,474)		(4,232,474)	2,566	(4,229,908)
Business Combination: June 1, 2022 (60P LLC into 60P, Inc.)		$ (4,979,365)	$ 235	4,979,130
Business Combination: June 1, 2022 (60P LLC into 60P, Inc.) (in Shares)		(18,855,165)	2,348,942
Conversion of Debt into Member Units
Net Income (Loss)									(6,177,784)
Balance at Dec. 31, 2022			$ 239	5,164,461	(28,815,148)	73,708	(23,576,740)	(572,320)	(24,149,060)
Balance (in Shares) at Dec. 31, 2022			2,386,009
Balance at Mar. 31, 2022		$ 4,979,365			(23,545,710)	172,391	(18,393,954)	(571,421)	(18,965,375)
Balance (in Shares) at Mar. 31, 2022		18,855,165
Business Combination: June 1, 2022 (60P LLC into 60P, Inc.)		$ (4,979,365)	$ 235	4,979,130
Business Combination: June 1, 2022 (60P LLC into 60P, Inc.) (in Shares)		(18,855,165)	2,348,942
Issuance of Common Stock			$ 4	185,331			185,335		185,335
Issuance of Common Stock (in Shares)			37,067
Net Foreign Translation Gain (Loss)						(110,989)	(110,989)		(110,989)
Net Income (Loss)					(2,146,899)		(2,146,899)	(3,117)	(2,150,016)
Balance at Jun. 30, 2022			$ 239	5,164,461	(25,692,609)	61,402	(20,466,507)	(574,538)	(21,041,045)
Balance (in Shares) at Jun. 30, 2022			2,386,009
Net Foreign Translation Gain (Loss)						(5,873)	(5,873)	(544)	(6,417)
Net Income (Loss)					(1,447,495)		(1,447,495)	(3,172)	(1,450,667)
Balance at Sep. 30, 2022			$ 239	5,164,461	(27,140,104)	55,529	(21,919,875)	(578,254)	(22,498,129)
Balance (in Shares) at Sep. 30, 2022			2,386,009
Balance at Dec. 31, 2022			$ 239	5,164,461	(28,815,148)	73,708	(23,576,740)	(572,320)	(24,149,060)
Balance (in Shares) at Dec. 31, 2022			2,386,009
Issuance of Common Stock			$ 144	5,378,764			5,378,908		5,378,908
Issuance of Common Stock (in Shares)			1,443,000
Cancellation of common stock			$ (145)	145
Cancellation of common stock (in Shares)			(1,451,000)
Net Foreign Translation Gain (Loss)						(1,290)	(1,290)		(1,290)
Net Income (Loss)					(2,600,061)		(2,600,061)	2,527	(2,597,534)
Balance at Mar. 31, 2023			$ 238	10,543,370	(31,415,209)	72,418	(20,799,183)	(569,793)	(21,368,976)
Balance (in Shares) at Mar. 31, 2023			2,378,009
Balance at Dec. 31, 2022			$ 239	5,164,461	(28,815,148)	73,708	(23,576,740)	(572,320)	(24,149,060)
Balance (in Shares) at Dec. 31, 2022			2,386,009
Share-based compensation expense									670,871
Net Income (Loss)									(1,767,583)
Balance at Sep. 30, 2023	$ 9,858,040		$ 580	27,182,915	(30,568,566)	81,386	6,554,355	(38,105)	6,516,250
Balance (in Shares) at Sep. 30, 2023	78,803		5,799,535
Balance at Mar. 31, 2023			$ 238	10,543,370	(31,415,209)	72,418	(20,799,183)	(569,793)	(21,368,976)
Balance (in Shares) at Mar. 31, 2023			2,378,009
Net Foreign Translation Gain (Loss)						(374)	(374)		(374)
Net Income (Loss)					(3,336,555)		(3,336,555)	(7,036)	(3,343,591)
Balance at Jun. 30, 2023			$ 238	10,543,370	(34,751,764)	72,044	(24,136,112)	(576,829)	(24,712,941)
Balance (in Shares) at Jun. 30, 2023			2,378,009
Net Foreign Translation Gain (Loss)						9,342	9,342		9,342
Issuance of common stock for payment of deferred compensation			$ 3	154,997			155,000		155,000
Issuance of common stock for payment of deferred compensation (in Shares)			29,245
Conversion of debt into common stock upon initial public offering			$ 171	7,989,427			7,989,598		7,989,598
Conversion of debt into common stock upon initial public offering (in Shares)			1,707,179
Conversion of debt into Series A Preferred Stock upon initial public offering	$ 10,128,500						10,128,500		10,128,500
Conversion of debt into Series A Preferred Stock upon initial public offering (in Shares)	80,965
Reclassification of liability-classified warrants to equity-classified				838,748			838,748		838,748
Issuance of common stock pursuant to IPO, net of underwriting discounts and offering costs			$ 141	6,235,135			6,235,276		6,235,276
Issuance of common stock pursuant to IPO, net of underwriting discounts and offering costs (in Shares)			1,415,095
Issuance of common stock upon exercise of warrants			$ 18	1,131,753			1,131,771		1,131,771
Issuance of common stock upon exercise of warrants (in Shares)			184,447
Voluntary conversion of Series A Preferred Stock into common stock	$ (270,460)		$ 5	270,455
Voluntary conversion of Series A Preferred Stock into common stock (in Shares)	(2,162)		45,560
Issuance of common stock pursuant to share-based compensation awards			$ 4	187,196			187,200		187,200
Issuance of common stock pursuant to share-based compensation awards (in Shares)			40,000
Share-based compensation expense				271,066			271,066		271,066
Prepaid share-based compensation				109,148			109,148		109,148
Contribution from noncontrolling interest				(548,380)			(548,380)	548,380
Net Income (Loss)					4,183,198		4,183,198	(9,656)	4,173,542
Balance at Sep. 30, 2023	$ 9,858,040		$ 580	$ 27,182,915	$ (30,568,566)	$ 81,386	$ 6,554,355	$ (38,105)	$ 6,516,250
Balance (in Shares) at Sep. 30, 2023	78,803		5,799,535